Financial Instruments - Schedule of Equity and Other Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Apr. 24, 2026	Apr. 25, 2025	Apr. 26, 2024	Jul. 31, 2026
Schedule of Investments [Line Items]
Investments without readily determinable fair values	$ 73	$ 73		$ 73
Equity method investments	2	2		2
Total equity investments	75	75		75
Proceeds from sales	0	0	$ 11
Impairment losses recognized	$ 1	$ 1	$ 1
Not Designated as Hedging Instrument [Member]
Schedule of Investments [Line Items]
Gross notional amount				$ 499